CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations (Note 13)	$ 125,199	$ 139,226
Long-term debt (Note 14)	196,271	1,142,956
Total equity	24,742,464	20,832,900	$ 19,422,915
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations (Note 13)	125,199	139,226
Long-term debt (Note 14)	196,271	1,142,956
Total equity	24,742,464	20,832,900
Total	$ 25,063,934	$ 22,115,082